Note 16 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Breakdown by entities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	€ 149,000,000	€ 154,000,000	€ 173,000,000
Associates	1,288,000,000	1,334,000,000	1,405,000,000
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES	1,437,000,000	1,488,000,000	1,578,000,000
Altura Markets S V S A [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	77,000,000	73,000,000	69,000,000
RCI Colombia [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	36,000,000	37,000,000	32,000,000
Desarrollo Metropolitano del Sur SV SA [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	17,000,000	14,000,000	13,000,000
Other Joint Ventures [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	19,000,000	30,000,000	59,000,000
Divarian Propiedad S A U [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	567,000,000	630,000,000	591,000,000
Metrovacesa Promocion y Arrendamientos S A [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	285,000,000	443,000,000	508,000,000
BBVA Allianz Seguros Y Reaseguros SA [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	250,000,000	0	0
Atom Bank PLC [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	64,000,000	136,000,000	138,000,000
Solarisbank AG [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	39,000,000	36,000,000	37,000,000
Cofides [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	25,000,000	23,000,000	22,000,000
Redsys Servicios de Procesamiento SL [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	14,000,000	14,000,000	12,000,000
Servicios Electronicos Globales SA [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	11,000,000	11,000,000	9,000,000
Other associates [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	€ 33,000,000	€ 41,000,000	€ 88,000,000